FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2004

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

May 12, 2004
------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $220,555 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

NON-CONFIDENTIAL                                                          FORM 13F
                                                                                                             (SEC USE ONLY)
QTR ENDED: 3/31/04                                   Name of Reporting Manager: Sandell Asset Management



      Item 1:                              Item 2 :       Item 3:   Item 4:  Item 5:     Item 6:   Item 7:           Item 8:
   Name of Issuer                      Title of Class     CUSIP     Fair    Shares or  Investment Managers     Voting Authority
                                                          Number    Market  Principal  Discretion  See             (Shares)
                                                                    Value    Amount               Instr.V  (a)Sole (b)Shared (c)None
                                                                    (X$1000)

AEP INDUSTRIES INC                            COM          001031-10-3    332    31,000 SH   SOLE            31,000    -     -
AIM SELECT REAL ESTATE INCOME FUND            COM          008492-10-0    277    15,769 SH   SOLE            15,769    -     -
ALLIANCE BANCORP OF NEW ENGLAND INC           COM          01852Q-10-9    305     7,500 SH   SOLE             7,500    -     -
BE AEROSPACE INC                              COM          073302-10-1  1,008   150,000 SH   SOLE           150,000    -     -
BLOCKBUSTER INC                               COM          093679-10-8    438    25,000 SH   SOLE            25,000    -     -
BLOCKBUSTER INC - PUT                         COM          093679-10-8    438    25,000 PUT  SOLE            25,000    -     -
BOWATER INC                                   COM          102183-10-0  2,182    50,000 PUT  SOLE            50,000    -     -
BRAZIL FUND INC                               COM          105759-10-4  1,120    47,300 SH   SOLE            47,300    -     -
BSB BANCORP INC                               COM          055652-10-1    176     4,582 SH   SOLE             4,582    -     -
CALAMOS CONVERTIBLE OPPORTUNITIES
  & INCOME FUND                               SH BEN INT   128117-10-8  4,035   198,300 SH   SOLE           198,300    -     -
CCBT FINANCIAL COS INC                        COM          12500Q-10-2  1,630    44,240 SH   SOLE            44,240    -     -
COMPANHIA VALE DO RIO DOCE                    SPON ADR PFD 204412-10-0 10,508    44,240 SH   SOLE            44,240    -     -
CONSECO INC                                   COM          208464-88-3  5,211   225,000 SH   SOLE           225,000    -     -
DYNEGY INC                                    CL A         26816Q-10-1  2,376   225,000 SH   SOLE           225,000    -     -
EL PASO INC                                   COM          28336L-10-9  1,671   235,000 PUT  SOLE           235,000    -     -
FIRST TRUST VALUE LINE                        COM          33735A-10-0    414    28,700 SH   SOLE            28,700    -     -
*FLEETBOSTON FINANCIAL CORP                   COM          339030-10-8 18,085   402,790 SH   SOLE           402,790    -     -
ISHARES GS INVESTOP CORP BOND FUND            COM          464287-24-2    616     5,412 SH   SOLE             5,412    -     -
ISHARES MSCI EMERGING MARKETS INDEX FUND      COM          464286-60-8  2,633    15,000 SH   SOLE            15,000    -     -
ISHARES MSCI SOUTH KOREA INDEX FUND           COM          464286-77-2    155     5,495 SH   SOLE             5,495    -     -
ISHARES RUSSELL 2000                          RUSSELL 2000 464287-65-5    995     8,465 SH   SOLE             8,465    -     -
JOHN HANCOCK BANK AND THRIFT OPPORTUNITY FUND SH BEN INT   409735-10-7    842    83,300 SH   SOLE            83,300    -     -
KNBT BANCORP INC                              COM          482921-10-3    177    10,000 SH   SOLE            10,000    -     -
MORGAN SANTLEY EMERGING MARKETS FUND          COM          61744G-10-7    313    20,000 SH   SOLE            20,000    -     -
NETSCREEN TECHNOLOGIES INC                    COM          64117V-10-7 62,652 1,721,196 SH   SOLE         1,721,196    -     -
NEW GERMANY FUND                              COM          644465-10-6    217    29,400 SH   SOLE            29,400    -     -
NTL INC                                       COM          62940M-10-4  8,930   150,000 SH   SOLE           150,000    -     -
PARTNERS TRUST FINANCIAL GROUP INC            COM          70213A-10-3  3,573   104,444 SH   SOLE           104,444    -     -
PEOPLESOFT INC                                COM          712713-10-6  4,623   250,000 SH   SOLE           250,000    -     -
PUTNAM PREMIER INCOME TRUST                   SH BEN INT   746853-10-0  1,114   166,300 SH   SOLE           166,300    -     -
QWEST COMMUNICAITONS INTL INC                 COM          749121-10-9  2,586   600,000 SH   SOLE           600,000    -     -
PUTNAM MASTER INCOME TRUST                    SH BEN INT   74683K-10-4    500    75,000 SH   SOLE            75,000    -     -
REPUBLIC BANCSHARES INC                       COM          759929-10-2  4,809   159,882 SH   SOLE           159,882    -     -
REYNOLDS RJ TOB HLDGS ING                     COM          76182K-10-5  6,050   100,000 PUT  SOLE           100,000    -     -
RURAL/METRO CORP                              COM          781748-10-8    191   103,000 SH   SOLE           103,000    -     -
**SOUTHERN FINANCIAL BANCORP INC              COM          842670-1907  2,762    61,925 SH   SOLE            61,925    -     -
SPDR TR                                       UNIT SER 1   78462F-10-3    446     3,947 SH   SOLE             3,947    -     -
**STATEN ISLAND BANCORP INC                   COM          857550-10-7    811    32,600 SH   SOLE            32,600    -     -
THERASENSE INC                                COM          883381-10-5 45,223 1,677,415 SH   SOLE         1,677,415    -     -
**TRAVELERS PPTY CAS CORP - A                 CL A         89420G-10-9  5,956   347,315 SH   SOLE           347,315    -     -
**TRAVELERS PPTY CAS CORP - B                 CL B         89420G-40-6  6,053   350,513 SH   SOLE           350,513    -     -
WALT DISNEY CO                                COM          254687-10-6  8,122   325,000 SH   SOLE           325,000    -     -

                                                                       Value Total$ 220,555

                                                                       Entry Total:      42

       *  PREVIOUSLY CLAIMED CONFIDENTIAL TREATMENT THROUGH 4TH QTR 2004 ON 11/15/03 FILING

      **  PREVIOUSLY CLAIMED CONFIDENTIAL TREATMENT THROUGH 2ND QTR 2004 ON 11/15/03 FILING
